Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 596,000	¥ 529,048
Recorded investment not requiring an allowance for loan losses	[1],[2]	120,204	117,084
Total	[2]	716,204	646,132
Unpaid principal balance		765,048	694,995
Related allowance	[3]	231,026	169,245
Average recorded investment		663,486	609,745
Interest income recognized	[4]	10,694	8,157
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	500,711	409,969
Recorded investment not requiring an allowance for loan losses		79,965	84,675
Total	[2]	580,676	494,644
Unpaid principal balance		613,836	530,011
Related allowance	[3]	163,791	121,900
Average recorded investment		540,173	496,186
Interest income recognized	[4]	7,662	6,639
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	152,865	103,039
Recorded investment not requiring an allowance for loan losses	[1],[2]	6,561	5,605
Total	[2]	159,426	108,644
Unpaid principal balance		162,742	111,533
Related allowance	[3]	62,879	39,301
Average recorded investment		139,123	122,764
Interest income recognized	[4]	2,292	1,404
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	47,413	36,873
Recorded investment not requiring an allowance for loan losses	[1],[2]	7,875	9,312
Total	[2]	55,288	46,185
Unpaid principal balance		62,064	51,158
Related allowance	[3]	8,366	4,661
Average recorded investment		50,343	42,224
Interest income recognized	[4]	593	487
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	71,358	64,021
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,625	9,552
Total	[2]	80,983	73,573
Unpaid principal balance		85,565	79,736
Related allowance	[3]	20,117	16,311
Average recorded investment		78,583	67,679
Interest income recognized	[4]	973	1,058
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	139,338	124,911
Recorded investment not requiring an allowance for loan losses	[1],[2]	8,191	9,703
Total	[2]	147,529	134,614
Unpaid principal balance		158,933	147,665
Related allowance	[3]	48,582	38,763
Average recorded investment		139,042	130,860
Interest income recognized	[4]	1,845	1,814
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	20,203	28,297
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,509	2,909
Total	[2]	22,712	31,206
Unpaid principal balance		23,555	32,139
Related allowance	[3]	7,318	13,146
Average recorded investment		25,549	29,864
Interest income recognized	[4]	383	412
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	8,193	6,473
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,753	3,827
Total	[2]	11,946	10,300
Unpaid principal balance		11,946	10,300
Related allowance	[3]	1,541	1,327
Average recorded investment		10,565	10,671
Interest income recognized	[4]	129	109
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	18,709	8,867
Recorded investment not requiring an allowance for loan losses	[1],[2]	276	87
Total	[2]	18,985	8,954
Unpaid principal balance		20,716	9,149
Related allowance	[3]	8,606	5,761
Average recorded investment		14,512	6,042
Interest income recognized	[4]	194	29
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	42,632	37,488
Recorded investment not requiring an allowance for loan losses	[1],[2]	41,175	43,680
Total	[2]	83,807	81,168
Unpaid principal balance		88,315	88,331
Related allowance	[3]	6,382	2,630
Average recorded investment		82,456	86,082
Interest income recognized	[4]	1,253	1,326
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1],[5]	95,289	119,079
Recorded investment not requiring an allowance for loan losses	[1],[2],[5]	40,239	32,409
Total	[1],[5]	135,528	151,488
Unpaid principal balance		151,212	164,984
Related allowance	[3],[5]	67,235	47,345
Average recorded investment		123,313	113,559
Interest income recognized	[4],[5]	¥ 3,032	¥ 1,518

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2019 and 2020 was ¥257,099 million and ¥260,596 million, respectively.
[4]	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[5]	The majority of total foreign consist of commercial and industrial loans.